Scope of Consolidation - Schedule of list of companies directly or indirectly controlled (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nuova Ompi S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions and development of integrated solutions for the pharmaceutical industry
Country of incorporation	Italy
% equity interest	100.00%	100.00%
Spami S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production plant and machinery
Country of incorporation	Italy
% equity interest	100.00%	100.00%
Perugini S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production of consumables and mechanical components for industrial machines
Country of incorporation	Italy
% equity interest		100.00%
Stevanato Group International a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Holding
Description	Service/ Subholding company
Country of incorporation	Slovakia
% equity interest	100.00%	100.00%
Medical Glass a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions
Country of incorporation	Slovakia
% equity interest	99.74%	99.74%
Ompi N.A. S. de R.L. de C.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions
Country of incorporation	Mexico
% equity interest	100.00%	100.00%
Ompi of America inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production and sale of drug containment solutions and analytical services
Country of incorporation	USA
% equity interest	100.00%	100.00%
Ompi do Brasil I. e C. de Em. Far. Ltda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions
Country of incorporation	Brazil
% equity interest	100.00%	100.00%
Ompi Pharm. Packing Techn. Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of drug containment solutions
Country of incorporation	China
% equity interest	100.00%	100.00%
Stevanato Group Denmark A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Engineering
Description	Production plant and machinery
Country of incorporation	Denmark
% equity interest	100.00%	100.00%
Medirio SA en liquidation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Research and development
Country of incorporation	Switzerland
% equity interest	100.00%	100.00%
Balda Medical Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of in-vitro diagnostic solutions and DDS
Country of incorporation	Germany
% equity interest	100.00%	100.00%
Balda C. Brewer Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production of in-vitro diagnostic solutions
Country of incorporation	USA
% equity interest	100.00%	100.00%
Balda Precision Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Production metal components
Country of incorporation	USA
% equity interest	100.00%	100.00%
Ompi of Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Sale of drug containment solutions
Country of incorporation	Japan
% equity interest	100.00%	100.00%
Stevanato India Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Segment	Biopharmaceutical and Diagnostic Solutions
Description	Sale of drug containment solutions
Country of incorporation	India
% equity interest	100.00%